Document And Entity Information	Oct. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	Dynamic Aerospace Systems Corporation
Document, Type	8-K
Document, Period End Date	Oct. 23, 2026
Entity, Incorporation, State or Country Code	NV
Entity, Tax Identification Number	86-2265420
Entity, Address, Address Line One	3753 Plaza Dr
Entity, Address, City or Town	Ann Arbor
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48108
City Area Code	734
Local Phone Number	773-3776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001854526